CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to the Company	$ 166,629	$ 155,466	$ 139,188
Adjustments to reconcile net income to net cash from operating activities:
Amortization of land use rights	1,093	847	506
Depreciation of property, plant and equipment	23,215	18,775	18,697
Amortization of debt issuance costs		590	547
Amortization of intangible assets	9,568	7,450	8,149
Inventory write-down	3,105	1,247	1,370
Allowance/(recovery) for doubtful accounts	(34)	212	3,667
(Gain)/loss on disposal of property, plant and equipment	(1,568)	5	(117)
Gain on fair value change of derivative instruments	(891)
Share-based compensation expenses	12,368	7,280	10,238
Deferred income taxes	2,673	2,972	3,971
Non-controlling interests in profit of subsidiaries	296
Changes in current assets and liabilities:
Increase in accounts receivable	(52,577)	(25,694)	(27,068)
Increase in inventories	(15,186)	(13,768)	(5,523)
Decrease/(increase) in value added taxes receivable	8,286	(9,519)	5,063
Increase in other receivables	(6,810)	(412)	(1,491)
Increase in prepayments and deposits	(2,034)	(91)	(2,962)
Decrease/(increase) in other assets	301	(363)	120
(Decrease)/increase in notes payable	475	(74)	(1,809)
Increase in accounts payable	5,468	7,229	6,739
Increase in advances from customers	6,398	2,785	2,556
Increase in salaries payable	10,798	6,212	3,075
Increase/(decrease) in other payables	13,763	(8,649)	6,186
Increase/(decrease) in income taxes payable	2,837	(2,953)	5,464
Increase/(decrease) in other taxes payable	3,009	(1,642)	1,463
(Decrease)/increase in other long-term liabilities	1,222	(209)	(5,779)
Net cash generated from operating activities	192,404	147,696	172,250
Cash flows from investing activities:
Acquisition cost, net of cash received	(6,530)
Purchase of property, plant and equipment and intangible assets	(68,095)	(35,894)	(40,553)
Purchase of land use rights	(8,149)
Advances for purchase of property, plant and equipment	(13,694)	(30,021)	(15,932)
Proceeds from disposal of property, plant and equipment	4,532	338	74
Decrease in restricted cash		76,347	43,137
Proceeds from sale of restricted/short-term investments	100,274	100,943	134,776
Increase in restricted investments			(189,478)
Increase in short-term investments	(264,123)	(296,003)
Advances to employees loans, net	(2,494)	(3,082)	(160)
Net cash used in investing activities	(258,279)	(187,372)	(68,136)
Cash flows from financing activities:
Repayment of bank loans		(169,066)	(41,928)
Proceeds from bank loans	85,399		54,000
Dividends paid	(34,522)	(22,799)	(21,598)
Proceeds from exercise of options	7,121	11,160	13,177
Stock repurchase	(10,160)
Net proceeds from secondary public offering		149,661
Cash contribution from non-controlling interests	797
Net cash generated from/(used in) financing activities	48,635	(31,044)	3,651
Net increase/(decrease) in cash and cash equivalents	(17,240)	(70,720)	107,765
Cash and cash equivalents at beginning of year	137,502	204,228	96,370
Effect of exchange rate changes on cash	4,049	3,994	93
Cash and cash equivalents at end of year	124,311	137,502	204,228
Supplemental schedule of cash flow information:
Income taxes paid	17,357	17,646	22,230
Interest paid	434	427	2,908
Non-cash investing and financing activities:
Purchase of property, plant and equipment through payables	$ (21,203)	$ (16,168)	$ (2,731)